BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
NOTE 3:-	BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.
In July 2012, the Company acquired an 80% interest in Comm-IT Group, (including "Comm-IT Technology Solutions" and "Comm-IT Software"), a software and systems development house that specializes in providing advanced IT and communications services and solutions, for a total consideration of $  8,933, of which $  4,990 was paid upon closing and the remaining $ 3,943 was paid during the following two years, of which, $  1,192 were contingent upon the acquired business meeting certain operational targets in 2012 and 2013, and $  2,751 in deferred payments. The Purchaser and the seller hold mutual Call and Put options respectively for the remaining 20% interest in the group. As a result of the Put option, the Company recorded redeemable non-controlling interest in the amount of $  1,750. As of March 2014, the Company paid the sellers all the remaining deferred and contingent payments.

The Company believes that the acquisition of this business will enable it to expand its professional services offering and leverage its relationships with top tier customers. Acquisition related costs were immaterial.

In accordance with ASC 805-30-35-1, the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The contingent payment was recorded at present value and was amortized using the interest method during the relevant period into financial expenses.

The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing July 1, 2012.

On May 2013 the company finalized the process of identifying the tangible and intangible assets for its acquisition. The following table summarizes the fair value of the assets and liabilities acquired:

	As reported
	on December
	31, 2012	Adjustment	Modified

Net assets	$1,219	$14	$1,233
Non-controlling interest	(1,880)	130	(1,750)
Intangible assets	3,873	397	4,270
Goodwill	5,809	439	6,248
Deferred tax liability, net	-	(1,068)	(1,068)

Net assets acquired	$9,021	$(88)	$8,933

b.
On February 26, 2013, the Company purchased Pilat Europe Limited Ltd. and Pilat (North America) Inc. which provides custom human capital management solutions, for a total consideration of $  1,233. The Company believes the acquisition will broaden its application product portfolio, customer base and strengthen its presence in numerous global markets. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method. The results of operations of these entities were included in the consolidated financial statements of the Company commencing March 1, 2013.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets	$490
Intangible assets	715

Total assets acquired	$1,205

c.
On May 16, 2013, the Company purchased Valinor Ltd, a consulting company specializing in project and product consultation, installation and implementation of databases for a total consideration of $  1,618, of which $  339 was paid upon closing, $  339 was paid in November 2013, $340 paid on May 25, 2014, and $  600 was contingently payable upon the business meeting certain operational targets in 2013 and 2014. The amounts related to operational targets of 2013 and 2014 were paid in September 2014 and April 2015, respectively. On December 2013 the company increased the total consideration according to 2013 results by $230 recorded in the Company’s statement of operations. The Company believes the acquisition will broaden its professional service offering to its existing and new customers in the fields of projects and product consultation and installation and implementation of databases. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method.
The results of operations of these entities were included in the consolidated financial statements of the Company commencing May 15, 2013.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets	$119
Intangible assets	464
Goodwill	1,035

Total assets acquired	$1,618

d.
On May 30, 2013, the Company purchased Dario Solutions IT Ltd, a consulting company specializing in integration services of Microsoft products in enterprise IT environments for a total consideration of $  3,723, of which $  1,100 was paid upon closing, $  906 was to be paid by February 28, 2014 and the remaining $  1,717 was contingently payable upon the business meeting certain operational targets in 2013, 2014 and 2015. The amount related to operational targets of 2013 was paid in September 2014. On September 2014 the company decreased the total consideration according to 2014 results by $997 recorded in the Company’s statement of operations and has concluded all amounts due to the seller. The company believes the acquisition will complement the company’s’ professional services offering to its existing and new customers in the field of software integration and advanced on target IT solutions for large and mid- range customers. Acquisition related costs were immaterial.

The acquisition was accounted for by the purchase method.

The results of operations of these entities were included in the consolidated financial statements of the Company commencing June 1, 2013.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$371
Intangible assets	707
Goodwill	2,645

Total assets acquired	$3,723

e.
On November 11, 2013 the Company acquired the operations of Allstates Technical Services, LLC, a US-based full-service provider of consulting and outsourcing services for IT, Engineering and Telecom personnel, for a total consideration of $10,963. The company believes the acquisition will broadens its existing US footprint and adds leading Fortune 500 companies to its customer base, making an important contribution to its growth strategy in the IT professional services operating segment. The results of operations were included in the consolidated financial statements of the Company commencing November 11, 2013.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$3,063
Intangible assets	2,874
Goodwill	5,026

Total assets acquired	$10,963

f.
On October 1, 2014 the Company acquired the operations Formula Telecom Solutions Ltd. (FTS), an Israel-based software vendor, for a total consideration of $5,800. FTS specializes in the development, sale, service and support of Business Support Systems (BSS), including convergent charging, billing, customer management, policy control and payment software solutions for the telecommunications. The Company believes the acquisition will broaden its professional service offering to its existing and new customers in the fields of Business Support Systems, including convergent charging, billing, customer management and policy control. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

 The results of operations were included in the consolidated financial statements of the
  Company commencing October 1, 2014.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets	$(57)
Intangible assets	2,951
Goodwill	2,906

Total assets acquired	$5,800

g.
On April 14, 2015 the Company acquired a 70% interest in Comblack IT Ltd., an Israeli-based company that specializes in software professional and outsource management services for mainframes and complex large-scale environments, for a total consideration of $1,812, of which $  1,523 was paid upon closing and $  289 is contingent upon the acquired business meeting certain operational targets in 2015. The Purchaser and the seller hold mutual Call and Put options respectively for the remaining 30% interest in the company. As a result of the Put option, the Company recorded redeemable non-controlling interest in the amount of $  1,100. The Company believes the acquisition will broaden its professional service offering to its existing and new customers. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing April 1, 2015. In March 2016, the Company paid the seller the remaining contingent payments for meeting 2015 operational targets.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets, excluding cash acquired	$(405)
Non-controlling interest	(1,100)
Intangible assets	1,305
Goodwill	2,012

Total assets acquired net of acquired cash	$1,812

h.
On June 30, 2015 the Company acquired  a 70% interest in Infinigy Solutions LLC, a US-based services company focused on expanding the development and implementation of technical solutions throughout the telecommunications industry with offices over the US, providing nationwide coverage and support for wireless engineering, deployment services, surveying, environmental service and project management, for a total consideration of $6,360, of which $  5,600 was paid upon closing and $  760 is contingent upon the acquired business meeting certain operational targets in 2016 and 2017. The Purchaser and the seller hold mutual Call and Put options respectively for the remaining 30% interest in the company. As a result of the Put option, the Company recorded redeemable non-controlling interest in the amount of $  3,273. The Company believes the acquisition will broaden its professional service offering to its existing and new customers in the fields of telecommunications industry. Acquisition related costs were immaterial. The acquisition was accounted for by the purchase method.

The results of operations were included in the consolidated financial statements of the Company commencing July 1, 2015.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net Assets, excluding cash acquired	$1,182
Non-controlling interest	(3,273)
Intangible assets	3,652
Goodwill	4,799

Total assets acquired net of acquired cash	$6,360

i.
In addition, the Company acquired additional activities during the years ended December 31, 2014 and 2015, whose influence on the financial statements of the Company was immaterial, for a total consideration of $  700 and $ 1,892, respectively and increased its share interest in Complete business solutions from 96.3% to 100% and in Comm IT Embedded Ltd. from 50.1% to 75%, for a total consideration of $ 244 and $ 1,412  of which $ 356 were paid in January 2016.